Commitments and contingencies - Schedule of Provision for Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss contingency accrual
Balance at beginning of period	$ 38,838	$ 42,067	$ 46,031
Accruals, net	15,330	17,441	23,995
Settlements	(11,920)	(17,768)	(19,702)
Reclassifications and increase of judicial deposits	435	0	0
Translation	(7,600)	(2,902)	(8,257)
Balance at end of period	35,083	38,838	42,067
Judicial deposits
Balance at beginning of period	(12,680)	(13,558)	(18,075)
Accruals, net	0	0	0
Settlements	0	0	0
Reclassifications and increase of judicial deposits	1,626	354	1,843
Translation	2,919	524	2,674
Balance at end of period	(8,135)	(12,680)	(13,558)
Provision for contingencies
Balance at beginning of period	26,158	28,509	27,956
Accruals, net	15,330	17,441	23,995
Settlements	(11,920)	(17,768)	(19,702)
Reclassifications and increase of judicial deposits	2,061	354	1,843
Translation	(4,681)	(2,378)	(5,583)
Balance at end of period	26,948	26,158	28,509
Tax Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	10,595	9,497	9,324
Accruals, net	2,040	1,455	1,805
Settlements	0	0	0
Reclassifications and increase of judicial deposits	435	0	0
Translation	(2,408)	(357)	(1,632)
Balance at end of period	10,662	10,595	9,497
Labor Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	16,839	21,108	21,061
Accruals, net	12,087	12,916	20,785
Settlements	(10,499)	(16,068)	(17,718)
Reclassifications and increase of judicial deposits	0	0	0
Translation	(3,913)	(1,117)	(3,020)
Balance at end of period	14,514	16,839	21,108
Other
Loss contingency accrual
Balance at beginning of period	11,404	11,462	15,646
Accruals, net	1,203	3,070	1,405
Settlements	(1,421)	(1,700)	(1,984)
Reclassifications and increase of judicial deposits	0	0	0
Translation	(1,279)	(1,428)	(3,605)
Balance at end of period	$ 9,907	$ 11,404	$ 11,462